Shareholder Fees (Vanguard Energy Fund Participant:)	Vanguard Energy Fund Vanguard Energy Fund - Admiral Shares 2/1/2014 - 1/31/2015
Shareholder Fees (fees paid directly from your investment]
Sales charge (load) imposed on purchases	none
Purchase Fee	none
Sales charge (load) imposed on reinvested dividends	none
Redemption Fee	none